Fair Value Measurements (Details)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
1.125% Call Option
Schedule of Available-for-sale Securities [Line Items]
Percentage of contractual interest rate on Call Option	1.125%	1.125%	1.125%
1.125% Convertible Notes
Schedule of Available-for-sale Securities [Line Items]
Percentage of contractual interest rate on Notes	1.125%	1.125%